PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2011
PROPERTY, EQUIPMENT AND SOFTWARE

10. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2010	December 31, 2011	December 31, 2011
	RMB	RMB	US$
			(Note 3)

Office buildings	59,911,552	64,488,993	10,246,269
Computer and equipment	197,475,113	193,354,191	30,720,887
Leasehold improvements	8,860,119	7,903,060	1,255,670
Office furniture and fixtures	13,822,926	9,558,048	1,518,621
Motor vehicles	10,251,896	13,012,578	2,067,490
Software	16,366,922	16,957,721	2,694,311
Construction in progress	0	1,150,000	182,717
Less: accumulated depreciation and amortization	(248,627,064)	(245,911,570)	(39,071,414)

Net book value	58,061,464	60,513,021	9,614,551

Depreciation and amortization charges for the years ended December 31, 2009, 2010 and 2011 amounted to RMB123.0 million, RMB23.9 million and RMB14.9 million (US$2.4 million), respectively.

The Group recorded impairment of RMB21.1 million, RMB4.9 million and nil on equipment in 2009, 2010 and 2011, respectively, as detailed at Note 15.